Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired	£ (139)
Acquisition of interest in associates		£ (1)
Additional investment in associates	(5)		£ (51)
Net assets and liabilities purchased			(3,128)
Net outflow of cash in respect of acquisitions	144	1	3,179
Disposal of net assets and liabilities	5,560	6,270	114
(Loss)/profit on disposal of net assets and liabilities	(87)	(106)	55
Net inflow of cash in respect of disposals	5,473	6,164	169
Dividends received from associate	16
Net cash expenditure on intangible assets	(744)	(743)	(479)
Net inflow/(outflow) of cash	£ 4,601	£ 5,420	£ (3,489)